Revenue Recognition - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total	$ 64,351	$ 46,655	$ 179,322	$ 196,174	$ 133,341
Diagnostic test revenue
Disaggregation of Revenue [Line Items]
Total	62,760	46,070	175,351	191,667	132,970
Patients with third-party insurance
Disaggregation of Revenue [Line Items]
Total	46,197	44,396	138,153	169,538	112,542
Institutional customers
Disaggregation of Revenue [Line Items]
Total	15,664	1,144	35,200	20,888	19,606
Self-pay patients
Disaggregation of Revenue [Line Items]
Total	899	530	1,998	1,241	822
Other
Disaggregation of Revenue [Line Items]
Total	$ 1,591	$ 585	$ 3,971	$ 4,507	$ 371